Document and Entity Information	Jun. 20, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001845022
Document Type	8-K
Document Period End Date	Jun. 20, 2025
Entity Registrant Name	Couchbase, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40601
Entity Tax Identification Number	26-3576987
Entity Address, Address Line One	3155 Olsen Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95117
City Area Code	(650)
Local Phone Number	417-7500
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00001 per share
Trading Symbol	BASE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false